Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Schedule of prepaid expenses and other assets
	As of December 31,
	2017	2018
	RMB	RMB	US$
Current:
Guarantee deposits	52,385	116,535	16,949
Amounts due from third-party payment platforms (i)	204,231	85,127	12,381
Prepaid rental and deposits	72,186	49,893	7,257
Others	104,795	308,610	44,887
Total	433,597	560,165	81,474
Non-current:
Guarantee deposits	-	2,000	291
Prepaid rental and deposits	8,048	5,606	815
Total	8,048	7,606	1,106

(i) Amount due from third-party payment platforms are mainly restricted cash held by third-party payment platform that belong to the borrowers and online investors as of December 31, 2017 and 2018.